Unaudited Condensed Consolidated Interim Statements of Financial Position - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	SFr 441	SFr 385
Intangible assets	13,292	13,292
Right-of-use assets	1,155	1,303
Other non-current assets	533	476
Total non-current assets	15,421	15,456
Current assets
Other current assets	4,721	5,605
Accrued income	1,179	629
Short-term financial assets	96,035	70,955
Cash and cash equivalents	64,265	27,708
Total current assets	166,200	104,897
TOTAL ASSETS	181,621	120,353
Equity attributable to equity holders of the parent
Share capital	558	446
Share premium	466,438	344,946
Reserve for share-based payment	22,363	16,062
Actuarial loss on post employment benefit obligations	(1,620)	(2,233)
Treasury shares	(35)	(10)
Cumulative translation adjustments	(462)	(271)
Accumulated losses	(344,146)	(285,557)
Total Equity	143,096	73,383
Non-current liabilities
Long-term lease liabilities	720	865
Defined benefit pension liabilities	1,259	1,870
Total non-current liabilities	1,979	2,735
Current liabilities
Trade payables	1,204	5,871
Accrued expenses and other payables	19,922	18,198
Short-term lease liabilities	310	315
Warrant liabilities	15,110	19,851
Total current liabilities	36,546	44,235
Total Liabilities	38,525	46,970
TOTAL EQUITY AND LIABILITIES	SFr 181,621	SFr 120,353